Recoverable Taxes	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Recoverable Taxes
10.	RECOVERABLE TAXES

	2019	2018
ICMS on purchase of goods (a)	434,832	420,835
Taxes on purchase of goods – subsidiaries abroad	39,475	42,198
Other taxes - foreign subsidiaries	1,825	112
ICMS on purchases of fixed assets	10,628	9,098
PIS and COFINS on purchases of fixed assets (b)	3,826	42,175
PIS and COFINS on purchase of goods(c)	280,087	194,382
Withholding PIS, COFINS and CSLL	2,378	2,085
IPI recoverable (d)	30,190	35,770
Others	1,613	1,238

	804,854	747,893

Current	395,640	379,253
Non-current	409,214	368,640
(a)    Accumulated Brazilian tax on the circulation of goods, interstate and intercity transportations and communication services (ICMS) tax credits were mainly generated from the purchases, which tax rate is higher than average sales rates and by increased exports.
(b)    Brazilian tax for the Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS)
(c)    Credits recognition related to the exclusion of the ICMS on the basis of calculation of PIS and COFINS, whose definition occurred during the financial year 2019 and credit arising from the calculation process for single-phase products.
(d)    Tax on Manufactured Products (IPI)